Schedule of Investments(a)
Invesco Investment Grade Defensive ETF (IIGD)
November 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.31%
Aerospace & Defense-0.88%
Precision Castparts Corp., 2.50%, 01/15/2023	$695,000	$722,523
Air Freight & Logistics-0.38%
United Parcel Service, Inc., 2.50%, 04/01/2023	300,000	314,785
Banks-17.75%
Bank of America Corp., 3.30%, 01/11/2023	688,000	729,806
Capital One Bank USA N.A., 3.38%, 02/15/2023	700,000	741,785
Citibank N.A., 3.65%, 01/23/2024	700,000	765,519
Comerica, Inc., 3.70%, 07/31/2023	710,000	768,467
Fifth Third Bancorp, 3.65%, 01/25/2024	450,000	490,240
Fifth Third Bank, 3.95%, 07/28/2025	500,000	574,131
Huntington National Bank (The), 3.55%, 10/06/2023	650,000	705,807
JPMorgan Chase & Co., 3.88%, 09/10/2024	600,000	669,617
KeyBank N.A., 3.30%, 06/01/2025	600,000	669,676
Manufacturers and Traders Trust Co., 2.90%, 02/06/2025	646,000	703,428
Regions Financial Corp., 3.80%, 08/14/2023	640,000	696,806
Truist Bank
1.25%, 03/09/2023	800,000	815,749
3.20%, 04/01/2024	429,000	465,348
2.15%, 12/06/2024	700,000	740,724
Truist Financial Corp.
2.20%, 03/16/2023	476,000	494,657
4.00%, 05/01/2025	550,000	624,483
1.20%, 08/05/2025(b)	476,000	488,103
U.S. Bank N.A.
3.40%, 07/24/2023	700,000	755,775
2.05%, 01/21/2025	700,000	738,271
US Bancorp, 1.45%, 05/12/2025	476,000	491,931
Wells Fargo & Co., 3.07%, 01/24/2023	570,000	586,507
Wells Fargo Bank N.A., 3.55%, 08/14/2023	800,000	866,237
		14,583,067
Beverages-1.80%
Coca-Cola Co. (The), 2.88%, 10/27/2025	668,000	742,950
PepsiCo, Inc., 2.25%, 03/19/2025	684,000	731,470
		1,474,420
Biotechnology-0.89%
Gilead Sciences, Inc., 3.65%, 03/01/2026	647,000	733,950
Capital Markets-8.70%
Ameriprise Financial, Inc., 4.00%, 10/15/2023	670,000	738,897
Bank of New York Mellon Corp. (The), 2.20%, 08/16/2023	698,000	730,485
BlackRock, Inc., 3.50%, 03/18/2024	678,000	748,509
Charles Schwab Corp. (The), 2.65%, 01/25/2023	819,000	859,044
CME Group, Inc., 3.00%, 03/15/2025	400,000	439,682
Goldman Sachs Group, Inc. (The), 3.50%, 04/01/2025	623,000	690,243
Morgan Stanley, Series F, 3.88%, 04/29/2024	667,000	737,882
National Securities Clearing Corp., 1.20%, 04/23/2023(c)	760,000	774,772
S&P Global, Inc., 4.00%, 06/15/2025	600,000	683,786
State Street Corp., 3.55%, 08/18/2025	651,000	739,277
		7,142,577
Chemicals-1.91%
DuPont de Nemours, Inc., 4.21%, 11/15/2023	450,000	495,923
	Principal Amount	Value
Chemicals-(continued)
Linde, Inc., 3.20%, 01/30/2026	$329,000	$368,141
LYB International Finance B.V., 4.00%, 07/15/2023	646,000	701,362
		1,565,426
Communications Equipment-0.89%
Cisco Systems, Inc., 2.50%, 09/20/2026	665,000	732,061
Consumer Finance-0.85%
American Express Co., 3.70%, 08/03/2023	646,000	701,622
Diversified Financial Services-4.81%
Berkshire Hathaway Energy Co., 4.05%, 04/15/2025(c)	600,000	685,322
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	658,000	739,149
ERAC USA Finance LLC, 2.70%, 11/01/2023(c)	693,000	733,743
MidAmerican Energy Co., 3.65%, 04/15/2029	282,000	337,860
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/2028	599,000	693,504
Nuveen LLC, 4.00%, 11/01/2028(c)	634,000	760,164
		3,949,742
Electric Utilities-5.15%
Duke Energy Carolinas LLC, 3.95%, 11/15/2028	627,000	752,474
Entergy Arkansas LLC, 3.50%, 04/01/2026	617,000	697,255
Florida Power & Light Co., 2.85%, 04/01/2025	667,000	727,196
Georgia Power Co., Series A, 2.10%, 07/30/2023	704,000	735,720
NSTAR Electric Co., 3.20%, 05/15/2027	667,000	752,086
Southern California Edison Co., Series E, 3.70%, 08/01/2025	500,000	561,163
		4,225,894
Electrical Equipment-0.49%
Emerson Electric Co., 0.88%, 10/15/2026	400,000	404,110
Energy Equipment & Services-0.92%
Schlumberger Investment S.A., 3.65%, 12/01/2023	702,000	756,431
Equity REITs-3.09%
Alexandria Real Estate Equities, Inc., 4.00%, 01/15/2024	550,000	606,789
Boston Properties L.P., 3.85%, 02/01/2023	694,000	738,708
Federal Realty Investment Trust, 3.95%, 01/15/2024	694,000	754,943
Realty Income Corp., 4.65%, 08/01/2023	400,000	441,105
		2,541,545
Food & Staples Retailing-0.88%
Walmart, Inc., 3.40%, 06/26/2023	668,000	719,017
Food Products-1.72%
Archer-Daniels-Midland Co., 2.50%, 08/11/2026	649,000	705,793
Cargill, Inc., 1.38%, 07/23/2023(c)	689,000	708,445
		1,414,238
Health Care Equipment & Supplies-2.04%
Ascension Health, Series B, 2.53%, 11/15/2029	704,000	764,477
Medtronic, Inc., 3.50%, 03/15/2025	433,000	485,853
Providence St. Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/2029	400,000	426,777
		1,677,107
Health Care Providers & Services-0.88%
UnitedHealth Group, Inc., 3.75%, 07/15/2025	637,000	726,063
See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Household Durables-0.86%
Mohawk Industries, Inc., 3.85%, 02/01/2023	$667,000	$708,757
Industrial Conglomerates-1.51%
General Electric Co., 3.10%, 01/09/2023	658,000	692,601
Honeywell International, Inc., 2.50%, 11/01/2026	500,000	550,073
		1,242,674
Insurance-9.87%
Chubb INA Holdings, Inc., 3.35%, 05/03/2026	667,000	754,298
Equitable Financial Life Global Funding, 1.40%, 07/07/2025(c)	689,000	706,565
Five Corners Funding Trust, 4.42%, 11/15/2023(c)	728,000	810,551
MassMutual Global Funding II, 0.85%, 06/09/2023(c)	650,000	657,528
MetLife, Inc., Series D, 4.37%, 09/15/2023	737,000	816,776
Metropolitan Life Global Funding I
1.95%, 01/13/2023(c)	700,000	723,419
0.90%, 06/08/2023(c)	450,000	456,145
New York Life Global Funding, 2.88%, 04/10/2024(c)	677,000	728,246
Nuveen Finance LLC, 4.13%, 11/01/2024(c)	584,000	659,365
Pacific Life Global Funding II, 0.50%, 09/23/2023(c)	300,000	300,133
Principal Life Global Funding II, 3.00%, 04/18/2026(c)	682,000	761,320
Prudential Financial, Inc., 3.50%, 05/15/2024	668,000	736,039
		8,110,385
Interactive Media & Services-0.79%
Alphabet, Inc., 1.10%, 08/15/2030	650,000	645,850
Internet & Direct Marketing Retail-0.90%
Amazon.com, Inc., 3.15%, 08/22/2027	647,000	736,438
IT Services-1.77%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	648,000	727,282
Visa, Inc., 3.15%, 12/14/2025	649,000	724,966
		1,452,248
Life Sciences Tools & Services-0.57%
Agilent Technologies, Inc., 3.88%, 07/15/2023	432,000	467,359
Machinery-4.69%
Caterpillar Financial Services Corp., 0.65%, 07/07/2023	426,000	429,130
Caterpillar, Inc., 3.40%, 05/15/2024	779,000	851,997
Deere & Co., 2.75%, 04/15/2025	376,000	409,413
Illinois Tool Works, Inc., 2.65%, 11/15/2026	665,000	735,753
John Deere Capital Corp., 2.80%, 03/06/2023	693,000	732,918
Stanley Black & Decker, Inc., 2.90%, 11/01/2022	661,000	693,156
		3,852,367
Media-0.88%
Sky Ltd. (United Kingdom), 3.75%, 09/16/2024(c)	650,000	724,538
Multiline Retail-0.89%
Target Corp., 2.25%, 04/15/2025	684,000	731,034
Multi-Utilities-2.02%
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/2024	550,000	587,171
	Principal Amount	Value
Multi-Utilities-(continued)
PSEG Power LLC, 3.85%, 06/01/2023	$667,000	$720,562
WEC Energy Group, Inc., 0.55%, 09/15/2023	350,000	351,075
		1,658,808
Oil, Gas & Consumable Fuels-5.59%
Chevron Corp., 1.55%, 05/11/2025	724,000	752,318
Chevron USA, Inc., 0.69%, 08/12/2025	426,000	427,417
ConocoPhillips, 4.95%, 03/15/2026	569,000	683,851
Enterprise Products Operating LLC, 3.35%, 03/15/2023	714,000	756,212
EOG Resources, Inc., 2.63%, 03/15/2023	703,000	735,162
Exxon Mobil Corp., 1.57%, 04/15/2023	714,000	734,726
Noble Energy, Inc., 3.90%, 11/15/2024	450,000	502,097
		4,591,783
Paper & Forest Products-0.91%
Georgia-Pacific LLC, 3.73%, 07/15/2023(c)	690,000	743,378
Pharmaceuticals-3.62%
Johnson & Johnson, 2.45%, 03/01/2026	708,000	771,348
Merck & Co., Inc., 2.75%, 02/10/2025	668,000	724,639
Pfizer, Inc., 3.00%, 12/15/2026	660,000	746,412
Zoetis, Inc., 3.25%, 02/01/2023	694,000	731,716
		2,974,115
Road & Rail-0.87%
Burlington Northern Santa Fe LLC, 3.85%, 09/01/2023	658,000	715,378
Semiconductors & Semiconductor Equipment-2.75%
Intel Corp., 3.70%, 07/29/2025	643,000	727,814
Texas Instruments, Inc., 1.38%, 03/12/2025	761,000	786,913
Xilinx, Inc., 2.95%, 06/01/2024	694,000	747,318
		2,262,045
Software-2.66%
IBM Credit LLC, 3.00%, 02/06/2023	702,000	744,766
Microsoft Corp., 2.40%, 08/08/2026	640,000	698,425
Oracle Corp., 2.50%, 04/01/2025	694,000	745,089
		2,188,280
Specialty Retail-1.47%
Ross Stores, Inc., 4.60%, 04/15/2025	400,000	462,464
TJX Cos., Inc. (The), 3.50%, 04/15/2025	667,000	742,458
		1,204,922
Technology Hardware, Storage & Peripherals-0.89%
Apple, Inc., 2.40%, 05/03/2023	695,000	729,867
Textiles, Apparel & Luxury Goods-0.93%
VF Corp., 2.40%, 04/23/2025	714,000	760,355
Tobacco-0.84%
Philip Morris International, Inc., 2.88%, 05/01/2024	638,000	686,242
Total U.S. Dollar Denominated Bonds & Notes (Cost $79,229,841)		81,571,401

See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Money Market Funds-0.66%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $546,397)	546,397	$546,397
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $79,776,238)		82,117,798
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.61%
Invesco Private Government Fund, 0.02%(d)(e)(f)	199,810	199,810
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.12%(d)(e)(f)	299,625	$299,715
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $499,525)		499,525
TOTAL INVESTMENTS IN SECURITIES-100.58% (Cost $80,275,763)		82,617,323
OTHER ASSETS LESS LIABILITIES-(0.58)%		(480,192)
NET ASSETS-100.00%		$82,137,131

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2020.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $10,933,634, which represented 13.31% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,059,091	$(512,694)	$-	$-	$546,397	$10
Invesco Premier U.S. Government Money Portfolio, Institutional Class	648,673	934,288	(1,582,961)	-	-	-	2
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	810,727	1,316,353	(1,927,270)	-	-	199,810	34*
Invesco Private Prime Fund	270,242	1,761,539	(1,732,077)	-	11	299,715	82*
Total	$1,729,642	$5,071,271	$(5,755,002)	$-	$11	$1,045,922	$128

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Investment Grade Value ETF (IIGV)
November 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.13%
Aerospace & Defense-2.60%
L3Harris Technologies, Inc., 4.40%, 06/15/2028	$230,000	$276,013
Raytheon Technologies Corp.
3.50%, 03/15/2027(b)	250,000	284,628
4.13%, 11/16/2028	230,000	274,729
Textron, Inc., 3.00%, 06/01/2030	260,000	279,092
		1,114,462
Airlines-1.18%
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/2028(b)	200,000	215,497
Southwest Airlines Co., 5.13%, 06/15/2027	250,000	291,335
		506,832
Auto Components-1.30%
BorgWarner, Inc., 2.65%, 07/01/2027	260,000	277,659
Lear Corp., 3.80%, 09/15/2027	256,000	282,193
		559,852
Automobiles-0.65%
Harley-Davidson Financial Services, Inc., 3.35%, 06/08/2025(b)	260,000	279,559
Banks-1.94%
PNC Bank N.A., 4.05%, 07/26/2028	250,000	295,825
PNC Financial Services Group, Inc. (The), 2.55%, 01/22/2030	250,000	273,311
U.S. Bank N.A., 2.05%, 01/21/2025	250,000	263,668
		832,804
Beverages-0.65%
Keurig Dr Pepper, Inc., 4.60%, 05/25/2028	230,000	278,836
Biotechnology-2.43%
AbbVie, Inc., 3.20%, 11/21/2029	310,000	351,876
Biogen, Inc., 4.05%, 09/15/2025	240,000	274,530
Gilead Sciences, Inc., 3.65%, 03/01/2026	150,000	170,158
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	250,000	246,555
		1,043,119
Building Products-0.64%
Fortune Brands Home & Security, Inc., 3.25%, 09/15/2029	246,000	273,391
Capital Markets-7.07%
Apollo Management Holdings L.P., 4.87%, 02/15/2029(b)	233,000	275,145
Ares Capital Corp., 3.50%, 02/10/2023	264,000	275,583
BlackRock, Inc., 3.50%, 03/18/2024	100,000	110,400
Cboe Global Markets, Inc., 3.65%, 01/12/2027	245,000	280,875
FMR LLC, 7.57%, 06/15/2029(b)	150,000	223,205
Franklin Resources, Inc., 1.60%, 10/30/2030	200,000	197,915
Goldman Sachs Group, Inc. (The), 3.50%, 04/01/2025	250,000	276,983
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	240,000	282,040
KKR Group Finance Co. VI LLC, 3.75%, 07/01/2029(b)	240,000	277,300
Morgan Stanley, 3.88%, 01/27/2026	240,000	274,510
Northern Trust Corp., 1.95%, 05/01/2030	270,000	284,203
TD Ameritrade Holding Corp., 3.30%, 04/01/2027	245,000	276,089
		3,034,248
	Principal Amount	Value
Chemicals-1.68%
Dow Chemical Co. (The), 7.38%, 11/01/2029	$200,000	$285,862
Nutrition & Biosciences, Inc., 2.30%, 11/01/2030(b)	150,000	154,476
Westlake Chemical Corp., 3.60%, 08/15/2026	254,000	281,627
		721,965
Commercial Services & Supplies-0.64%
Cintas Corp. No. 2, 3.70%, 04/01/2027	240,000	276,518
Construction Materials-0.64%
Vulcan Materials Co., 3.50%, 06/01/2030	240,000	274,385
Consumer Finance-1.18%
Discover Financial Services, 4.10%, 02/09/2027	244,000	277,256
GE Capital Funding LLC, 4.40%, 05/15/2030(b)	200,000	230,683
		507,939
Containers & Packaging-1.33%
Sonoco Products Co., 3.13%, 05/01/2030	260,000	288,324
WRKCo, Inc., 4.90%, 03/15/2029	229,000	281,445
		569,769
Diversified Consumer Services-0.62%
Block Financial LLC, 3.88%, 08/15/2030	250,000	267,637
Diversified Financial Services-5.26%
Berkshire Hathaway Finance Corp., 1.45%, 10/15/2030	200,000	203,131
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	310,000	348,231
Equitable Holdings, Inc., 4.35%, 04/20/2028	244,000	288,854
ERAC USA Finance LLC
2.70%, 11/01/2023(b)	264,000	279,521
3.80%, 11/01/2025(b)	307,000	346,900
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/2028	240,000	277,865
Nuveen LLC, 4.00%, 11/01/2028(b)	230,000	275,769
Pine Street Trust I, 4.57%, 02/15/2029(b)	200,000	236,827
		2,257,098
Diversified Telecommunication Services-1.29%
AT&T, Inc., 4.30%, 02/15/2030	230,000	275,735
Verizon Communications, Inc., 4.33%, 09/21/2028	230,000	279,392
		555,127
Electric Utilities-5.91%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	270,000	283,494
American Electric Power Co., Inc., Series J, 4.30%, 12/01/2028	290,000	346,944
Consolidated Edison Co. of New York, Inc., Series 20A, 3.35%, 04/01/2030	240,000	277,807
DTE Electric Co., 2.25%, 03/01/2030	260,000	279,600
Duke Energy Florida LLC, 2.50%, 12/01/2029	250,000	272,756
Eversource Energy, Series R, 1.65%, 08/15/2030	200,000	200,359
Exelon Corp., 4.05%, 04/15/2030	240,000	285,250
Exelon Generation Co. LLC, 3.25%, 06/01/2025	150,000	161,674
Jersey Central Power & Light Co., 4.30%, 01/15/2026(b)	140,000	156,157
Xcel Energy, Inc., 4.00%, 06/15/2028	230,000	271,486
		2,535,527
Electronic Equipment, Instruments & Components-1.48%
Amphenol Corp., 2.80%, 02/15/2030	320,000	349,512
Keysight Technologies, Inc., 4.60%, 04/06/2027	241,000	287,488
		637,000
See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Value ETF (IIGV)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Energy Equipment & Services-1.95%
Baker Hughes, a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	$254,000	$280,179
Schlumberger Holdings Corp., 3.90%, 05/17/2028(b)	259,000	288,438
Schlumberger Investment S.A., 3.65%, 12/01/2023	250,000	269,384
		838,001
Entertainment-0.82%
Walt Disney Co. (The), 2.00%, 09/01/2029	340,000	353,850
Equity REITs-5.82%
AvalonBay Communities, Inc., 2.30%, 03/01/2030	260,000	275,040
Camden Property Trust, 2.80%, 05/15/2030	250,000	275,184
ERP Operating L.P., 3.00%, 07/01/2029	250,000	277,908
Federal Realty Investment Trust, 3.95%, 01/15/2024	250,000	271,954
Healthcare Trust of America Holdings L.P., 3.10%, 02/15/2030	260,000	282,222
Prologis L.P., 2.25%, 04/15/2030	250,000	268,071
Regency Centers L.P., 3.70%, 06/15/2030	250,000	279,900
Simon Property Group L.P., 2.45%, 09/13/2029	281,000	287,961
Ventas Realty L.P., 4.40%, 01/15/2029	240,000	279,747
		2,497,987
Food & Staples Retailing-1.94%
Costco Wholesale Corp., 1.60%, 04/20/2030	270,000	277,329
Mars, Inc., 3.20%, 04/01/2030(b)	240,000	278,238
Sysco Corp., 5.95%, 04/01/2030	210,000	277,988
		833,555
Food Products-2.21%
Campbell Soup Co., 4.15%, 03/15/2028	240,000	282,597
Hormel Foods Corp., 1.80%, 06/11/2030	270,000	281,256
Ingredion, Inc., 2.90%, 06/01/2030	250,000	272,944
Mondelez International, Inc., 2.75%, 04/13/2030	100,000	109,759
		946,556
Gas Utilities-1.55%
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029	277,000	319,416
Southern California Gas Co., Series XX, 2.55%, 02/01/2030	320,000	345,999
		665,415
Health Care Equipment & Supplies-2.60%
Ascension Health, Series B, 2.53%, 11/15/2029	260,000	282,335
Boston Scientific Corp., 2.65%, 06/01/2030	260,000	280,154
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	250,000	275,585
Providence St. Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/2029	260,000	277,405
		1,115,479
Health Care Providers & Services-3.60%
Cigna Corp., 4.38%, 10/15/2028	230,000	277,038
CommonSpirit Health, 3.35%, 10/01/2029	260,000	280,657
CVS Health Corp., 4.30%, 03/25/2028	234,000	275,125
Health Care Service Corp., 2.20%, 06/01/2030(b)	270,000	281,850
Quest Diagnostics, Inc., 2.95%, 06/30/2030	250,000	276,498
Sutter Health, Series 20A, 2.29%, 08/15/2030	150,000	153,471
		1,544,639
	Principal Amount	Value
Household Products-1.30%
Kimberly-Clark Corp., 3.10%, 03/26/2030	$240,000	$277,489
Procter & Gamble Co. (The), 3.00%, 03/25/2030	240,000	278,333
		555,822
Industrial Conglomerates-2.86%
3M Co., 2.38%, 08/26/2029	260,000	283,496
Carlisle Cos., Inc., 2.75%, 03/01/2030(c)	290,000	312,148
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/2025	300,000	329,353
General Electric Co., 3.63%, 05/01/2030	270,000	303,246
		1,228,243
Insurance-7.28%
Aflac, Inc., 3.60%, 04/01/2030(c)	290,000	342,173
Athene Global Funding, 2.45%, 08/20/2027(b)	200,000	204,910
Athene Holding Ltd., 4.13%, 01/12/2028	256,000	283,933
Brighthouse Financial, Inc., 3.70%, 06/22/2027	264,000	287,495
Fidelity National Financial, Inc., 3.40%, 06/15/2030	260,000	287,252
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	223,000	272,889
Metropolitan Life Global Funding I, 1.95%, 01/13/2023(b)	200,000	206,691
New York Life Global Funding, 2.88%, 04/10/2024(b)	320,000	344,223
Nuveen Finance LLC, 4.13%, 11/01/2024(b)	243,000	274,359
Principal Financial Group, Inc., 2.13%, 06/15/2030	330,000	345,041
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	240,000	275,453
		3,124,419
Interactive Media & Services-0.58%
Alphabet, Inc., 1.10%, 08/15/2030	250,000	248,404
Internet & Direct Marketing Retail-0.66%
Booking Holdings, Inc., 4.63%, 04/13/2030	230,000	283,464
IT Services-2.99%
Amdocs Ltd., 2.54%, 06/15/2030	270,000	281,526
Broadridge Financial Solutions, Inc., 2.90%, 12/01/2029	150,000	164,384
Fiserv, Inc., 3.50%, 07/01/2029	240,000	275,478
International Business Machines Corp., 3.50%, 05/15/2029	250,000	289,486
Visa, Inc., 3.15%, 12/14/2025	243,000	271,443
		1,282,317
Life Sciences Tools & Services-0.65%
PerkinElmer, Inc., 3.30%, 09/15/2029	251,000	280,770
Machinery-0.59%
Cummins, Inc., 1.50%, 09/01/2030	250,000	251,016
Media-2.24%
Comcast Corp., 4.15%, 10/15/2028	100,000	120,474
Fox Corp., 4.71%, 01/25/2029	230,000	278,666
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	230,000	282,042
ViacomCBS, Inc., 7.88%, 07/30/2030	190,000	277,827
		959,009
Multiline Retail-0.81%
Nordstrom, Inc., 8.75%, 05/15/2025(b)	310,000	347,022

See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Value ETF (IIGV)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Multi-Utilities-2.32%
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	$240,000	$274,957
NiSource, Inc., 3.49%, 05/15/2027	200,000	225,316
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/2030	150,000	151,927
Sempra Energy, 3.40%, 02/01/2028	306,000	342,415
		994,615
Oil, Gas & Consumable Fuels-7.35%
Chevron Corp., 1.55%, 05/11/2025	270,000	280,560
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P., 3.40%, 12/01/2026(b)	250,000	277,782
Colonial Enterprises, Inc., 3.25%, 05/15/2030(b)	242,000	271,338
ConocoPhillips, 6.95%, 04/15/2029	200,000	279,051
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(b)	250,000	254,144
Midwest Connector Capital Co. LLC, 3.90%, 04/01/2024(b)	300,000	304,700
ONEOK, Inc., 3.10%, 03/15/2030	290,000	293,211
Phillips 66, 3.90%, 03/15/2028	100,000	114,109
Phillips 66 Partners L.P., 3.15%, 12/15/2029	340,000	345,623
Pioneer Natural Resources Co., 1.90%, 08/15/2030	290,000	285,883
Tennessee Gas Pipeline Co. LLC, 2.90%, 03/01/2030(b)	270,000	285,451
Valero Energy Corp., 3.40%, 09/15/2026	150,000	161,903
		3,153,755
Paper & Forest Products-0.65%
Georgia-Pacific LLC, 2.30%, 04/30/2030(b)	260,000	277,586
Personal Products-0.65%
Estee Lauder Cos., Inc. (The), 2.60%, 04/15/2030	250,000	277,506
Pharmaceuticals-1.31%
Bristol-Myers Squibb Co., 3.40%, 07/26/2029	240,000	280,701
Eli Lilly and Co., 3.38%, 03/15/2029	240,000	279,517
		560,218
Road & Rail-0.65%
Union Pacific Corp., 3.95%, 09/10/2028	234,000	277,567
Semiconductors & Semiconductor Equipment-1.83%
Lam Research Corp., 4.00%, 03/15/2029	231,000	277,414
NVIDIA Corp., 2.85%, 04/01/2030	250,000	280,596
QUALCOMM, Inc., 3.25%, 05/20/2027	200,000	227,043
		785,053
Software-1.53%
Adobe, Inc., 2.30%, 02/01/2030	260,000	282,959
Microsoft Corp., 2.40%, 08/08/2026	253,000	276,096
ServiceNow, Inc., 1.40%, 09/01/2030	100,000	97,784
		656,839
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-0.64%
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	$236,000	$275,076
Textiles, Apparel & Luxury Goods-1.30%
NIKE, Inc., 2.85%, 03/27/2030	250,000	283,161
Ralph Lauren Corp., 2.95%, 06/15/2030	260,000	275,913
		559,074
Tobacco-0.65%
Altria Group, Inc., 4.80%, 02/14/2029	233,000	279,298
Trading Companies & Distributors-0.66%
Air Lease Corp., 3.38%, 07/01/2025	270,000	285,112
Water Utilities-0.65%
American Water Capital Corp., 3.75%, 09/01/2028	237,000	277,274
Total U.S. Dollar Denominated Bonds & Notes (Cost $41,070,014)		42,541,009
	Shares
Money Market Funds-0.35%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $150,482)	150,482	150,482
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.48% (Cost $41,220,496)		42,691,491
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.00%
Invesco Private Government Fund, 0.02%(d)(e)(f)	172,706	172,706
Invesco Private Prime Fund, 0.12%(d)(e)(f)	257,857	257,935
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $430,641)		430,641
TOTAL INVESTMENTS IN SECURITIES-100.48% (Cost $41,651,137)		43,122,132
OTHER ASSETS LESS LIABILITIES-(0.48)%		(206,157)
NET ASSETS-100.00%		$42,915,975

See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Value ETF (IIGV)—(continued)
November 30, 2020
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $7,132,399, which represented 16.62% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$723,538	$(573,056)	$-	$-	$150,482	$5
Invesco Premier U.S. Government Money Portfolio, Institutional Class	65,733	354,393	(420,126)	-	-	-	2
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	1,986,020	(1,813,314)	-	-	172,706	23*
Invesco Private Prime Fund	-	1,235,181	(977,255)	-	9	257,935	43*
Total	$65,733	$4,299,132	$(3,783,751)	$-	$9	$581,123	$73

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Investment Grade Defensive ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$81,571,401	$-	$81,571,401
Money Market Funds	546,397	499,525	-	1,045,922
Total Investments	$546,397	$82,070,926	$-	$82,617,323
Invesco Investment Grade Value ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$42,541,009	$-	$42,541,009
Money Market Funds	150,482	430,641	-	581,123
Total Investments	$150,482	$42,971,650	$-	$43,122,132
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.